Note 45 - Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Tables)	6 Months Ended
Jun. 30, 2019
Profit or loss from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Table of Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations
Profit (loss) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	June 2019	June 2018
Gains on sale of real estate	26	70
Impairment of non-current assets held for sale	(15)	(41)
Total	11	29